Investment Securities	3 Months Ended
Aug. 29, 2015
Investment Securities [Abstract]
Investment Securities

9.   Investment Securities

The following represents the Company’s investment securities as of August 29, 2015 and May 30, 2015 (in thousands):

August 29, 2015	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
US government and agency obligations	$9,605	$13	$-	$9,618
Municipal bonds	74,795	197	-	74,992
Commercial paper	11,989	-	3	11,986
Corporate bonds	169,981	-	324	169,657
Foreign government obligations	1,037	-	2	1,035
Asset backed securities	16,454	-	22	16,432
Mutual funds	2,761	4	-	2,765
Total current investment securities	$286,622	$214	$351	$286,485

Mutual funds	1,207	450	-	1,657
Total noncurrent investment securities	$1,207	$450	$-	$1,657

May 30, 2015	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
US government and agency obligations	$9,609	$21	$-	$9,630
Municipal bonds	76,225	83	-	76,308
Certificates of deposit	2,001	1	-	2,002
Commercial paper	7,491	5	-	7,496
Corporate bonds	136,411	-	47	136,364
Foreign government obligations	1,042	3	-	1,045
Asset backed securities	14,356	-	4	14,352
Mutual funds	2,761	3	-	2,764
Total current investment securities	$249,896	$116	$51	$249,961

Mutual funds	1,199	548	-	1,747
Total noncurrent investment securities	$1,199	$548	$-	$1,747

Proceeds from sales of available-for-sale securities were $43.9 million and $41.9 million during the thirteen weeks ended August 29, 2015 and August 30, 2014, respectively. Gross realized gains on those sales during the thirteen weeks ended August 29, 2015 and August 30, 2014 were $4,000 and $34,000, respectively.  Gross realized losses on those sales during the thirteen weeks ended August 29, 2015 and August 30, 2014 were $28,000 and $4,000, respectively. For purposes of determining gross realized gains and losses, the cost of securities sold is based on the specific identification method.

Unrealized holding gains (losses), net of tax, on available-for-sale securities classified as current in the amount of  $(125,000) and $(57,000) were recorded in other comprehensive income (loss) for the thirteen weeks ended August 29, 2015 and August 30, 2014, respectively.  Unrealized holding gains (losses), net of tax, on long-term available-for-sale securities of $(55,000) and $47,000 were recorded in other comprehensive income (loss) for the thirteen weeks ended August 29, 2015 and August 30, 2014, respectively.

Actual maturities may differ from contractual maturities because some borrowers have the right to call or prepay obligations with or without call or prepayment penalties.    Contractual maturities at August 29, 2015, are as follows (in thousands):

Estimated Fair Value
Within one year	$159,001
After 1-5 years	127,484
After 5-10 years	-
Total	$286,485